Deposits	12 Months Ended
Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Deposits

NOTE 12	Deposits
The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2021	2020
Noninterest-bearing deposits	$134,901	$118,089
Interest-bearing deposits
Interest checking	115,108	95,894
Money market savings	117,619	128,058
Savings accounts	65,790	57,035
Time deposits	22,665	30,694

Total interest-bearing deposits	321,182	311,681

Total deposits	$456,083	$429,770
The maturities of time deposits outstanding at December 31, 2021 were as follows:

(Dollars in Millions)
2022	$17,637
2023	2,298
2024	1,640
2025	655
2026	434
Thereafter	1

Total	$22,665